Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	RIVERNORTH FUNDS
Entity Central Index Key	0001370177
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000145024
Shareholder Report [Line Items]
Fund Name	RIVERNORTH CORE OPPORTUNITY FUND
Class Name	CLASS I
Trading Symbol	RNCIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.rivernorth.com/investments/rncix-rncox/. You can also request this information by contacting us at 888.848.7569.
Additional Information Phone Number	888.848.7569
Additional Information Website	https://www.rivernorth.com/investments/rncix-rncox/
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
RiverNorth Core Opportunity Fund - Class I	$77	1.54%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.54%
Line Graph [Table Text Block]
	Class I - $196,044	S&P 500 Total Return Index - $324,818	Bloomberg US Aggregate Bond Index - $115,639	60% S&P 500 and 40% Bloomberg US Aggregate - $220,356
3/31/2015	$100,000	$100,000	$100,000	$100,000
9/30/2015	$89,603	$93,822	$99,527	$96,126
3/31/2016	$94,133	$101,783	$101,960	$102,093
9/30/2016	$103,270	$108,299	$104,695	$107,112
3/31/2017	$110,361	$119,261	$102,410	$112,566
9/30/2017	$118,563	$128,453	$104,771	$118,787
3/31/2018	$121,438	$135,948	$103,641	$122,482
9/30/2018	$125,579	$151,459	$103,497	$130,653
3/31/2019	$125,219	$148,858	$108,285	$132,017
9/30/2019	$129,989	$157,902	$114,153	$139,926
3/31/2020	$103,174	$138,471	$117,959	$131,501
9/30/2020	$126,094	$181,823	$122,127	$157,418
3/31/2021	$157,857	$216,502	$118,797	$173,199
9/30/2021	$167,653	$236,378	$121,033	$184,047
3/31/2022	$164,481	$250,375	$113,864	$186,190
9/30/2022	$139,648	$199,806	$103,363	$156,721
3/31/2023	$155,002	$231,025	$108,418	$174,546
9/30/2023	$155,526	$242,998	$104,029	$177,108
3/31/2024	$181,876	$300,058	$110,259	$205,910
9/30/2024	$194,433	$331,332	$116,064	$223,120
3/31/2025	$196,044	$324,818	$115,639	$220,356

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

RiverNorth Core Opportunity Fund	6 Month	1 Year	5 Year	10 Year
Class I	0.83%	7.79%	13.70%	6.96%
S&P 500 Total Return Index	-1.97%	8.25%	18.59%	12.50%
Bloomberg US Aggregate Bond Index	-0.37%	4.88%	-0.40%	1.46%
60% S&P 500 and 40% Bloomberg US Aggregate	-1.24%	7.02%	10.88%	8.22%

Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 222,675
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$42,350,707 # of Portfolio Holdings40 Portfolio Turnover Rate (Class I)19% Advisory Fees Paid$222,675
Holdings [Text Block]

INVESTMENT VEHICLE ALLOCATION

As of March 31, 2025

(percentages are based on total investments)

Value	Value
Closed-End Funds	75.01%
Short-Term Investments	13.57%
Exchange-Traded Funds	8.42%
U.S. Corporate Bonds	1.66%
Closed-End Funds - Preferred Shares	0.90%
Business Development Companies	0.66%
Warrants	0.01%
Rights	0.00%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.
C000037794
Shareholder Report [Line Items]
Fund Name	RIVERNORTH CORE OPPORTUNITY FUND
Class Name	CLASS R
Trading Symbol	RNCOX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.rivernorth.com/investments/rncix-rncox/. You can also request this information by contacting us at 888.848.7569.
Additional Information Phone Number	888.848.7569
Additional Information Website	https://www.rivernorth.com/investments/rncix-rncox/
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
RiverNorth Core Opportunity Fund - Class R	$90	1.79%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.79%
Line Graph [Table Text Block]
	Class R - $19,121	S&P 500 Total Return Index - $32,482	Bloomberg US Aggregate Bond Index - $11,564	60% S&P 500 and 40% Bloomberg US Aggregate - $22,036
3/31/2015	$10,000	$10,000	$10,000	$10,000
9/30/2015	$8,950	$9,382	$9,953	$9,613
3/31/2016	$9,391	$10,178	$10,196	$10,209
9/30/2016	$10,290	$10,830	$10,470	$10,711
3/31/2017	$10,982	$11,926	$10,241	$11,257
9/30/2017	$11,783	$12,845	$10,477	$11,879
3/31/2018	$12,062	$13,595	$10,364	$12,248
9/30/2018	$12,455	$15,146	$10,350	$13,065
3/31/2019	$12,402	$14,886	$10,829	$13,202
9/30/2019	$12,857	$15,790	$11,415	$13,993
3/31/2020	$10,195	$13,847	$11,796	$13,150
9/30/2020	$12,441	$18,182	$12,213	$15,742
3/31/2021	$15,552	$21,650	$11,880	$17,320
9/30/2021	$16,495	$23,638	$12,103	$18,405
3/31/2022	$16,166	$25,038	$11,386	$18,619
9/30/2022	$13,711	$19,981	$10,336	$15,672
3/31/2023	$15,197	$23,103	$10,842	$17,455
9/30/2023	$15,229	$24,300	$10,403	$17,711
3/31/2024	$17,783	$30,006	$11,026	$20,591
9/30/2024	$19,011	$33,133	$11,606	$22,312
3/31/2025	$19,121	$32,482	$11,564	$22,036

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

RiverNorth Core Opportunity Fund	6 Month	1 Year	5 Year	10 Year
Class R	0.58%	7.52%	13.40%	6.70%
S&P 500 Total Return Index	-1.97%	8.25%	18.59%	12.50%
Bloomberg US Aggregate Bond Index	-0.37%	4.88%	-0.40%	1.46%
60% S&P 500 and 40% Bloomberg US Aggregate	-1.24%	7.02%	10.88%	8.22%

Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 222,675
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$42,350,707 # of Portfolio Holdings40 Portfolio Turnover Rate (Class R)19% Advisory Fees Paid$222,675
Holdings [Text Block]

INVESTMENT VEHICLE ALLOCATION

As of March 31, 2025

(percentages are based on total investments)

Value	Value
Closed-End Funds	75.01%
Short-Term Investments	13.57%
Exchange-Traded Funds	8.42%
U.S. Corporate Bonds	1.66%
Closed-End Funds - Preferred Shares	0.90%
Business Development Companies	0.66%
Warrants	0.01%
Rights	0.00%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.
C000095455
Shareholder Report [Line Items]
Fund Name	RIVERNORTH/DOUBLELINE STRATEGIC INCOME FUND
Class Name	CLASS I
Trading Symbol	RNSIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.rivernorth.com/investments/rnsix-rndlx/. You can also request this information by contacting us at 888.848.7569.
Additional Information Phone Number	888.848.7569
Additional Information Website	https://www.rivernorth.com/investments/rnsix-rndlx/
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
RiverNorth/DoubleLine Strategic Income Fund - Class I	$46	0.92%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.92%
Line Graph [Table Text Block]
	Class I - $141,564	Bloomberg US Aggregate Bond Index - $115,639
3/31/2015	$100,000	$100,000
9/30/2015	$97,688	$99,527
3/31/2016	$100,653	$101,960
9/30/2016	$106,384	$104,695
3/31/2017	$108,189	$102,410
9/30/2017	$111,354	$104,771
3/31/2018	$110,860	$103,641
9/30/2018	$111,936	$103,497
3/31/2019	$115,680	$108,285
9/30/2019	$121,002	$114,153
3/31/2020	$113,459	$117,959
9/30/2020	$125,251	$122,127
3/31/2021	$130,866	$118,797
9/30/2021	$134,664	$121,033
3/31/2022	$128,784	$113,864
9/30/2022	$115,761	$103,363
3/31/2023	$121,224	$108,418
9/30/2023	$119,814	$104,029
3/31/2024	$131,449	$110,259
9/30/2024	$139,972	$116,064
3/31/2025	$141,564	$115,639

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

RiverNorth/DoubleLine Strategic Income Fund	6 Month	1 Year	5 Year	10 Year
Class I	1.14%	7.69%	4.53%	3.54%
Bloomberg US Aggregate Bond Index	-0.37%	4.88%	-0.40%	1.46%

Holdings Count | Holding	1,359
Advisory Fees Paid, Amount	$ 4,670,391
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$1,253,586,694 # of Portfolio Holdings1,359 Portfolio Turnover Rate (Class I)24% Advisory Fees Paid$4,670,391
Holdings [Text Block]

STRATEGY ALLOCATION

As of March 31, 2025

(percentages are based on total investments)

Value	Value
DoubleLine Opportunistic Fixed Income	39.62%
Tactical Closed-End Fund Income Strategy (RiverNorth)	31.21%
DoubleLine Core Fixed Income	29.17%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.
C000095454
Shareholder Report [Line Items]
Fund Name	RIVERNORTH/DOUBLELINE STRATEGIC INCOME FUND
Class Name	CLASS R
Trading Symbol	RNDLX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.rivernorth.com/investments/rnsix-rndlx/. You can also request this information by contacting us at 888.848.7569.
Additional Information Phone Number	888.848.7569
Additional Information Website	https://www.rivernorth.com/investments/rnsix-rndlx/
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
RiverNorth/DoubleLine Strategic Income Fund - Class R	$58	1.16%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.16%
Line Graph [Table Text Block]
	Class R - $13,799	Bloomberg US Aggregate Bond Index - $11,564
3/31/2015	$10,000	$10,000
9/30/2015	$9,757	$9,953
3/31/2016	$10,030	$10,196
9/30/2016	$10,598	$10,470
3/31/2017	$10,764	$10,241
9/30/2017	$11,064	$10,477
3/31/2018	$11,001	$10,364
9/30/2018	$11,083	$10,350
3/31/2019	$11,450	$10,829
9/30/2019	$11,961	$11,415
3/31/2020	$11,203	$11,796
9/30/2020	$12,349	$12,213
3/31/2021	$12,886	$11,880
9/30/2021	$13,242	$12,103
3/31/2022	$12,649	$11,386
9/30/2022	$11,358	$10,336
3/31/2023	$11,864	$10,842
9/30/2023	$11,725	$10,403
3/31/2024	$12,845	$11,026
9/30/2024	$13,660	$11,606
3/31/2025	$13,799	$11,564

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

RiverNorth/DoubleLine Strategic Income Fund	6 Month	1 Year	5 Year	10 Year
Class R	1.02%	7.42%	4.26%	3.27%
Bloomberg US Aggregate Bond Index	-0.37%	4.88%	-0.40%	1.46%

Holdings Count | Holding	1,359
Advisory Fees Paid, Amount	$ 4,670,391
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$1,253,586,694 # of Portfolio Holdings1,359 Portfolio Turnover Rate (Class R)24% Advisory Fees Paid$4,670,391
Holdings [Text Block]

STRATEGY ALLOCATION

As of March 31, 2025

(percentages are based on total investments)

Value	Value
DoubleLine Opportunistic Fixed Income	39.62%
Tactical Closed-End Fund Income Strategy (RiverNorth)	31.21%
DoubleLine Core Fixed Income	29.17%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.
C000119956
Shareholder Report [Line Items]
Fund Name	RIVERNORTH/OAKTREE HIGH INCOME FUND
Class Name	CLASS I
Trading Symbol	RNHIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.rivernorth.com/investments/rnhix-rnotx/. You can also request this information by contacting us at 888.848.7569.
Additional Information Phone Number	888.848.7569
Additional Information Website	https://www.rivernorth.com/investments/rnhix-rnotx/
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
RiverNorth/Oaktree High Income Fund - Class I	$68	1.35%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.35%
Line Graph [Table Text Block]
	Class I - $148,697	Bloomberg US Aggregate Bond Index - $115,639	ICE BofAML Non-Financial Developed HY Constrained Index - $154,726	S&P UBS Leveraged Loan Index - $160,541
3/31/2015	$100,000	$100,000	$100,000	$100,000
9/30/2015	$95,320	$99,527	$95,685	$99,550
3/31/2016	$97,118	$101,960	$97,360	$98,893
9/30/2016	$104,934	$104,695	$107,331	$104,849
3/31/2017	$109,307	$102,410	$111,186	$108,498
9/30/2017	$112,392	$104,771	$117,878	$110,471
3/31/2018	$112,664	$103,641	$118,304	$113,532
9/30/2018	$114,887	$103,497	$120,345	$116,262
3/31/2019	$116,540	$108,285	$122,109	$116,937
9/30/2019	$120,456	$114,153	$125,615	$119,882
3/31/2020	$106,401	$117,959	$111,286	$105,818
9/30/2020	$120,433	$122,127	$129,244	$120,883
3/31/2021	$127,608	$118,797	$139,052	$127,794
9/30/2021	$130,735	$121,033	$143,160	$131,107
3/31/2022	$128,021	$113,864	$136,239	$131,910
9/30/2022	$117,616	$103,363	$117,791	$127,670
3/31/2023	$126,612	$108,418	$130,103	$134,711
9/30/2023	$130,075	$104,029	$132,393	$143,596
3/31/2024	$140,023	$110,259	$144,042	$151,418
9/30/2024	$147,187	$116,064	$153,980	$155,994
3/31/2025	$148,697	$115,639	$154,726	$160,541

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

RiverNorth/Oaktree High Income Fund	6 Month	1 Year	5 Year	10 Year
Class I	1.03%	6.19%	6.92%	4.05%
Bloomberg US Aggregate Bond Index	-0.37%	4.88%	-0.40%	1.46%
ICE BofAML Non-Financial Developed HY Constrained Index	0.48%	7.42%	6.81%	4.46%
S&P UBS Leveraged Loan Index	2.91%	6.02%	8.69%	4.85%

Holdings Count | Holding	396
Advisory Fees Paid, Amount	$ 279,019
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$55,614,229 # of Portfolio Holdings396 Portfolio Turnover Rate (Class I)23% Advisory Fees Paid$279,019
Holdings [Text Block]

STRATEGY ALLOCATION

As of March 31, 2025

(percentages are based on total investments)

Value	Value
Global Bank Loan/High Yield Strategy (Oaktree)	86.64%
Tactical Closed-End Fund Income Strategy (RiverNorth)	13.36%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.
C000119955
Shareholder Report [Line Items]
Fund Name	RIVERNORTH/OAKTREE HIGH INCOME FUND
Class Name	CLASS R
Trading Symbol	RNOTX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.rivernorth.com/investments/rnhix-rnotx/. You can also request this information by contacting us at 888.848.7569.
Additional Information Phone Number	888.848.7569
Additional Information Website	https://www.rivernorth.com/investments/rnhix-rnotx/
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
RiverNorth/Oaktree High Income Fund - Class R	$80	1.60%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.60%
Line Graph [Table Text Block]
	Class R - $14,523	Bloomberg US Aggregate Bond Index - $11,564	ICE BofAML Non-Financial Developed HY Constrained Index - $15,473	S&P UBS Leveraged Loan Index - $16,054
3/31/2015	$10,000	$10,000	$10,000	$10,000
9/30/2015	$9,518	$9,953	$9,569	$9,955
3/31/2016	$9,686	$10,196	$9,736	$9,889
9/30/2016	$10,454	$10,470	$10,733	$10,485
3/31/2017	$10,874	$10,241	$11,119	$10,850
9/30/2017	$11,168	$10,477	$11,788	$11,047
3/31/2018	$11,193	$10,364	$11,830	$11,353
9/30/2018	$11,387	$10,350	$12,034	$11,626
3/31/2019	$11,537	$10,829	$12,211	$11,694
9/30/2019	$11,910	$11,415	$12,562	$11,988
3/31/2020	$10,506	$11,796	$11,129	$10,582
9/30/2020	$11,878	$12,213	$12,924	$12,088
3/31/2021	$12,571	$11,880	$13,905	$12,779
9/30/2021	$12,865	$12,103	$14,316	$13,111
3/31/2022	$12,582	$11,386	$13,624	$13,191
9/30/2022	$11,544	$10,336	$11,779	$12,767
3/31/2023	$12,412	$10,842	$13,010	$13,471
9/30/2023	$12,736	$10,403	$13,239	$14,360
3/31/2024	$13,710	$11,026	$14,404	$15,142
9/30/2024	$14,377	$11,606	$15,398	$15,599
3/31/2025	$14,523	$11,564	$15,473	$16,054

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

RiverNorth/Oaktree High Income Fund	6 Month	1 Year	5 Year	10 Year
Class R	1.01%	5.93%	6.69%	3.80%
Bloomberg US Aggregate Bond Index	-0.37%	4.88%	-0.40%	1.46%
ICE BofAML Non-Financial Developed HY Constrained Index	0.48%	7.42%	6.81%	4.46%
S&P UBS Leveraged Loan Index	2.91%	6.02%	8.69%	4.85%

Holdings Count | Holding	396
Advisory Fees Paid, Amount	$ 279,019
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$55,614,229 # of Portfolio Holdings396 Portfolio Turnover Rate (Class R)23% Advisory Fees Paid$279,019
Holdings [Text Block]

STRATEGY ALLOCATION

As of March 31, 2025

(percentages are based on total investments)

Value	Value
Global Bank Loan/High Yield Strategy (Oaktree)	86.64%
Tactical Closed-End Fund Income Strategy (RiverNorth)	13.36%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.